NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
USD [Member]
Statement Line Items [Line Items]
At beginning | $	$ 1,840
Changes from financing cash flows | $	(4)
Foreign exchange movement | $	18
Interest expense | $	9
At end | $	1,863
Lease liabilities [Member]
Statement Line Items [Line Items]
At beginning		¥ 1,803
Changes from financing cash flows		(1,060)
Foreign exchange movement
Interest expense		60
At end		803	¥ 1,803
Total [Member]
Statement Line Items [Line Items]
At beginning		12,817
Changes from financing cash flows		(24)
Foreign exchange movement		124
Interest expense		60
At end		12,977	12,817
Due to the related companies [Member]
Statement Line Items [Line Items]
At beginning		4,041	13,747
Changes from financing cash flows		1,036	(9,213)
Changes from operating activities			(493)
Foreign exchange movement
Interest expense
At end		5,077	4,041
Due to the related companies [Member] | USD [Member]
Statement Line Items [Line Items]
At beginning | $	580
Changes from financing cash flows | $	149
Foreign exchange movement | $
Interest expense | $
At end | $	729
Due to the shareholder [Member]
Statement Line Items [Line Items]
At beginning		6,973	11,573
Changes from financing cash flows			(4,600)
Changes from operating activities
Foreign exchange movement		124
Interest expense
At end		7,097	6,973
Due to the shareholder [Member] | USD [Member]
Statement Line Items [Line Items]
At beginning | $	1,001
Changes from financing cash flows | $
Foreign exchange movement | $	18
Interest expense | $
At end | $	1,019
Lease liabilities [Member]
Statement Line Items [Line Items]
At beginning
Changes from financing cash flows
Changes from operating activities
At end
Lease liabilities [Member] | USD [Member]
Statement Line Items [Line Items]
At beginning | $	259
Changes from financing cash flows | $	(153)
Foreign exchange movement | $
Interest expense | $	9
At end | $	$ 115
Total [Member]
Statement Line Items [Line Items]
At beginning		¥ 11,014	25,320
Changes from financing cash flows			(13,813)
Changes from operating activities			(493)
At end			¥ 11,014